UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

	Principal Amount	Value

Asset-Backed Securities—4.2%

AmeriCredit Automobile Receivables Trust:
Series 2014-4, Cl. D, 3.07%, 11/9/20	$830,000	$841,159
Series 2015-2, Cl. D, 3.00%, 6/8/21	1,175,000	1,189,597
Series 2015-3, Cl. D, 3.34%, 8/8/21	4,250,000	4,361,200

California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,149,570

Capital Auto Receivables Asset Trust:
Series 2013-4, Cl. D, 3.22%, 5/20/19	955,000	972,491
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,440,000	1,453,538

Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,445,000	1,447,708

Drive Auto Receivables Trust, Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	2,260,000	2,266,034

DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,117,609	1,127,472
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,598,018	3,636,828
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,230,000	3,270,690
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	4,660,000	4,707,327

Exeter Automobile Receivables Trust, Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	1,022,076

First Investors Auto Owner Trust:
Series 2012-2A, Cl. D, 3.79%, 9/16/19[1]	1,500,000	1,507,649
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,102,762

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	356,384	356,189

Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.753%, 10/25/19[1,2]	1,090,000	1,085,916

Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	3,200,000	3,239,080
Series 2013-A, Cl. D, 3.78%, 10/15/19[1]	170,000	174,056
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,415,000	2,483,184
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,675,000	1,707,919
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,065,000	3,162,087
Series 2016-2, Cl. D, 3.39%, 4/15/22	3,000,000	3,037,713

SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	1,245,000	1,229,084

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,405,000	1,401,859
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,490,000	1,479,974

Total Asset-Backed Securities (Cost $50,022,362)		50,413,162

Mortgage-Backed Obligations—65.1%

Government Agency—47.5%

FHLMC/FNMA/FHLB/Sponsored—43.7%

Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	32,587	33,408
5.50%, 4/1/18-1/1/24	3,487,393	3,757,607
6.00%, 5/1/18-10/1/29	1,948,094	2,204,725
6.50%, 4/1/18-4/1/34	1,310,679	1,505,866

1          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
7.00%, 8/1/16-10/1/37	$870,394	$1,045,159
7.50%, 1/1/32-9/1/33	2,844,740	3,465,495
8.50%, 3/1/31	30,720	36,121
9.00%, 8/1/22-5/1/25	44,307	48,584

Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	13,408	13,717

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 6.631%, 2/1/28[3]	141,820	27,736
Series 205, Cl. IO, 13.835%, 9/1/29[3]	1,043,540	229,254
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	60,947	16,827
Series 243, Cl. 6, 0.84%, 12/15/32[3]	340,444	58,967

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	25,365,038	25,937,832

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.259%, 12/1/31[5]	208,597	184,542
Series 219, Cl. PO, 13.358%, 3/1/32[5]	607,860	537,761

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.092%, 6/15/21[2]	2,126	2,143
Series 151, Cl. F, 9.00%, 5/15/21	8,094	8,876
Series 1695, Cl. F, 2.06%, 3/15/24[2]	774,476	797,327
Series 2035, Cl. PC, 6.95%, 3/15/28	542,300	623,592
Series 2084, Cl. ZC, 6.50%, 8/15/28	276,939	315,141
Series 2116, Cl. ZA, 6.00%, 1/15/29	360,762	413,330
Series 2122, Cl. FD, 0.792%, 2/15/29[2]	426,749	426,576
Series 2132, Cl. FN, 1.357%, 3/15/29[2]	584,632	597,792
Series 2148, Cl. ZA, 6.00%, 4/15/29	586,729	673,864
Series 2195, Cl. LH, 6.50%, 10/15/29	958,050	1,103,247
Series 2220, Cl. PD, 8.00%, 3/15/30	157,828	187,034
Series 2281, Cl. Z, 6.50%, 2/15/31	1,268,924	1,457,207
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,986,004	2,301,430
Series 2326, Cl. ZP, 6.50%, 6/15/31	479,216	540,423
Series 2344, Cl. FP, 1.392%, 8/15/31[2]	309,383	317,574
Series 2392, Cl. FB, 1.042%, 1/15/29[2]	92,116	93,559
Series 2396, Cl. FE, 1.042%, 12/15/31[2]	182,205	185,143
Series 2401, Cl. FA, 1.092%, 7/15/29[2]	129,231	131,347
Series 2427, Cl. ZM, 6.50%, 3/15/32	98,900	114,558
Series 2464, Cl. FI, 1.442%, 2/15/32[2]	190,730	195,163
Series 2470, Cl. LF, 1.442%, 2/15/32[2]	195,133	199,668
Series 2471, Cl. FD, 1.442%, 3/15/32[2]	266,867	273,050
Series 2481, Cl. AF, 0.992%, 3/15/32[2]	155,875	158,004
Series 2500, Cl. FD, 0.942%, 3/15/32[2]	289,707	291,383
Series 2504, Cl. FP, 0.942%, 3/15/32[2]	303,426	305,019
Series 2526, Cl. FE, 0.842%, 6/15/29[2]	342,278	342,805
Series 2530, Cl. FD, 0.942%, 2/15/32[2]	380,282	382,367
Series 2538, Cl. F, 1.042%, 12/15/32[2]	39,864	40,446
Series 2550, Cl. FI, 0.792%, 11/15/32[2]	125,775	126,361
Series 2551, Cl. FD, 0.842%, 1/15/33[2]	316,429	316,950
Series 2564, Cl. MP, 5.00%, 2/15/18	1,771,803	1,815,826
Series 2585, Cl. HJ, 4.50%, 3/15/18	945,712	967,336

2          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2627, Cl. KM, 4.50%, 6/15/18	$313,973	$321,319
Series 2630, Cl. MB, 4.50%, 6/15/18	395,051	404,481
Series 2635, Cl. AG, 3.50%, 5/15/32	2,027,089	2,151,816
Series 2668, Cl. AZ, 4.00%, 9/15/18	148,634	151,856
Series 2676, Cl. KY, 5.00%, 9/15/23	1,015,558	1,100,736
Series 2707, Cl. QE, 4.50%, 11/15/18	1,073,905	1,107,359
Series 2708, Cl. N, 4.00%, 11/15/18	877,022	896,100
Series 2764, Cl. OE, 4.50%, 3/15/19	1,485,249	1,528,741
Series 2770, Cl. TW, 4.50%, 3/15/19	3,104,408	3,194,524
Series 2843, Cl. BC, 5.00%, 8/15/19	449,954	465,627
Series 3010, Cl. WB, 4.50%, 7/15/20	1,763,827	1,834,718
Series 3025, Cl. SJ, 23.129%, 8/15/35[2]	96,944	152,722
Series 3134, Cl. FA, 0.742%, 3/15/36[2]	5,351,909	5,334,638
Series 3342, Cl. FT, 0.892%, 7/15/37[2]	960,867	965,623
Series 3645, Cl. EH, 3.00%, 12/15/20	3,177,309	3,248,837
Series 3647, Cl. BD, 3.00%, 12/15/19	374,132	374,057
Series 3659, Cl. DE, 2.00%, 3/15/19	937,982	946,694
Series 3740, Cl. NP, 2.00%, 1/15/37	5,546,697	5,595,783
Series 3741, Cl. PA, 2.15%, 2/15/35	3,096,009	3,131,866
Series 3804, Cl. WJ, 3.50%, 3/15/39	3,392,948	3,470,714
Series 3805, Cl. AK, 3.50%, 4/15/24	344,036	349,269
Series 3815, Cl. BD, 3.00%, 10/15/20	356,705	362,762
Series 3822, Cl. JA, 5.00%, 6/15/40	194,603	205,919
Series 3840, Cl. CA, 2.00%, 9/15/18	243,032	245,027
Series 3848, Cl. WL, 4.00%, 4/15/40	2,353,164	2,479,731
Series 3857, Cl. GL, 3.00%, 5/15/40	2,244,832	2,345,841
Series 3887, Cl. NC, 3.00%, 7/15/26	855,691	878,093
Series 3917, Cl. BA, 4.00%, 6/15/38	1,155,769	1,222,958
Series 3935, Cl. NA, 3.50%, 10/15/26	5,586,556	5,791,338
Series 4016, Cl. AB, 2.00%, 9/15/25	11,420,609	11,681,469
Series 4109, Cl. KD, 3.00%, 5/15/32	2,095,674	2,130,899
Series 4221, Cl. HJ, 1.50%, 7/15/23	11,181,660	11,294,145
Series 4350, Cl. CA, 2.00%, 10/15/19	2,669,136	2,698,455
Series 4446, Cl. PL, 2.50%, 7/15/38	4,774,183	4,929,677
Series 4459, Cl. ND, 5.50%, 4/15/25	9,274,803	9,468,558

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 44.853%, 7/17/28[3]	228,191	41,340
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	396,512	78,086
Series 2493, Cl. S, 45.46%, 9/15/29[3]	276,897	70,037
Series 2526, Cl. SE, 25.359%, 6/15/29[3]	472,899	103,973
Series 2795, Cl. SH, 3.906%, 3/15/24[3]	3,227,275	395,486
Series 2796, Cl. SD, 46.986%, 7/15/26[3]	112,599	20,797
Series 2920, Cl. S, 51.582%, 1/15/35[3]	2,718,566	521,794
Series 2922, Cl. SE, 6.279%, 2/15/35[3]	462,663	86,150
Series 2981, Cl. AS, 0.09%, 5/15/35[3]	933,070	190,205
Series 3201, Cl. SG, 3.76%, 8/15/36[3]	825,149	184,537

3          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 3397, Cl. GS, 14.918%, 12/15/37[3]	$61,669	$12,578
Series 3424, Cl. EI, 5.039%, 4/15/38[3]	132,682	16,459
Series 3450, Cl. BI, 10.243%, 5/15/38[3]	2,955,431	520,298
Series 3606, Cl. SN, 2.214%, 12/15/39[3]	797,712	161,707

Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.942%, 5/15/36[2]	2,678,952	2,689,386

Federal National Mortgage Assn.:
2.50%, 7/1/31[6]	51,350,000	53,131,205
3.50%, 7/1/46[6]	23,330,000	24,614,061
4.00%, 7/1/46[6]	28,675,000	30,741,057
4.50%, 7/1/31[6]	10,355,000	10,617,110

Federal National Mortgage Assn. Pool:
3.50%, 8/1/40	1,524,692	1,609,526
4.50%, 9/1/18-1/1/27	11,212,739	11,614,797
5.00%, 2/1/18-7/1/22	26,696,695	27,440,312
5.50%, 9/1/19-9/1/25	38,187,384	41,005,476
6.00%, 3/1/17-2/1/40	5,795,292	6,525,918
6.50%, 6/1/17-1/1/34	6,834,473	7,933,657
7.00%, 11/1/17-2/1/36	5,478,801	6,579,821
7.50%, 2/1/27-8/1/33	7,246,175	8,684,510
8.00%, 6/1/17	44	45
8.50%, 7/1/32	47,786	52,417
9.00%, 8/1/19	2,324	2,486
9.50%, 11/1/21	867	933
11.00%, 5/20/19-7/20/19	1,961	1,997

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 31.234%, 5/25/23[3]	611,061	112,169
Series 254, Cl. 2, 28.431%, 1/25/24[3]	823,287	184,367
Series 294, Cl. 2, 15.372%, 2/25/28[3]	997,106	176,158
Series 301, Cl. 2, 0.706%, 4/25/29[3]	397,262	91,159
Series 321, Cl. 2, 17.329%, 4/25/32[3]	2,308,514	484,087
Series 324, Cl. 2, 0.358%, 7/25/32[3]	791,466	166,651
Series 331, Cl. 10, 16.748%, 2/25/33[3]	1,172,434	238,815
Series 331, Cl. 4, 0.00%, 2/25/33[3,4]	845,621	164,448
Series 331, Cl. 5, 13.879%, 2/25/33[3]	1,334,668	259,427
Series 331, Cl. 6, 6.697%, 2/25/33[3]	1,300,639	283,919
Series 334, Cl. 10, 9.259%, 2/25/33[3]	510,193	94,116
Series 339, Cl. 15, 6.364%, 10/25/33[3]	448,766	97,558
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	860,606	171,012
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	878,911	175,938
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	634,981	117,664
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	312,281	57,992
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	929,814	188,762
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	487,137	89,170

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.193%, 9/25/32[5]	169,027	155,955

4          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	$7,365	$7,675
Series 1991-109, Cl. Z, 8.50%, 9/25/21	8,726	9,647
Series 1997-16, Cl. PD, 7.00%, 3/18/27	814,771	928,946
Series 1998-59, Cl. Z, 6.50%, 10/25/28	95,997	110,485
Series 1999-54, Cl. LH, 6.50%, 11/25/29	462,238	541,414
Series 2001-69, Cl. PF, 1.453%, 12/25/31[2]	472,190	479,837
Series 2002-12, Cl. PG, 6.00%, 3/25/17	164,660	167,204
Series 2002-19, Cl. PE, 6.00%, 4/25/17	3,427	3,439
Series 2002-29, Cl. F, 1.453%, 4/25/32[2]	209,101	214,100
Series 2002-39, Cl. FD, 1.448%, 3/18/32[2]	423,522	436,465
Series 2002-52, Cl. FD, 0.953%, 9/25/32[2]	353,075	355,139
Series 2002-53, Cl. FY, 0.953%, 8/25/32[2]	257,226	258,483
Series 2002-64, Cl. FJ, 1.453%, 4/25/32[2]	64,441	65,982
Series 2002-65, Cl. FB, 1.453%, 7/25/32[2]	392,308	401,538
Series 2002-68, Cl. FH, 0.948%, 10/18/32[2]	127,650	128,301
Series 2002-77, Cl. TF, 1.448%, 12/18/32[2]	788,264	806,492
Series 2002-82, Cl. FE, 1.453%, 12/25/32[2]	357,638	366,221
Series 2002-9, Cl. PC, 6.00%, 3/25/17	86,260	87,779
Series 2002-90, Cl. FJ, 0.953%, 9/25/32[2]	139,859	140,541
Series 2002-90, Cl. FM, 0.953%, 9/25/32[2]	134,479	135,136
Series 2003-100, Cl. PA, 5.00%, 10/25/18	2,769,067	2,857,932
Series 2003-112, Cl. AN, 4.00%, 11/25/18	578,657	591,295
Series 2003-116, Cl. FA, 0.853%, 11/25/33[2]	226,034	226,364
Series 2003-119, Cl. FK, 0.953%, 5/25/18[2]	726,720	728,464
Series 2003-130, Cl. CS, 13.193%, 12/25/33[2]	421,773	481,349
Series 2003-21, Cl. FK, 0.853%, 3/25/33[2]	22,393	22,430
Series 2003-26, Cl. XF, 0.903%, 3/25/23[2]	570,943	572,550
Series 2003-44, Cl. CB, 4.25%, 3/25/33	146,146	148,452
Series 2003-84, Cl. GE, 4.50%, 9/25/18	579,258	594,609
Series 2004-101, Cl. BG, 5.00%, 1/25/20	182,624	183,902
Series 2004-25, Cl. PC, 5.50%, 1/25/34	496,680	517,601
Series 2004-29, Cl. QG, 4.50%, 12/25/32	125,928	125,943
Series 2004-72, Cl. FB, 0.953%, 9/25/34[2]	2,148,998	2,158,918
Series 2005-109, Cl. AH, 5.50%, 12/25/25	4,276,718	4,666,588
Series 2005-45, Cl. XA, 0.793%, 6/25/35[2]	2,935,391	2,930,075
Series 2005-67, Cl. BF, 0.803%, 8/25/35[2]	1,215,647	1,214,870
Series 2005-85, Cl. FA, 0.803%, 10/25/35[2]	2,532,346	2,529,287
Series 2006-11, Cl. PS, 22.905%, 3/25/36[2]	409,367	650,843
Series 2006-46, Cl. SW, 22.537%, 6/25/36[2]	360,896	511,550
Series 2006-50, Cl. KS, 22.538%, 6/25/36[2]	287,213	437,296
Series 2006-50, Cl. SK, 22.538%, 6/25/36[2]	100,015	158,456
Series 2007-113, Cl. DB, 4.50%, 12/25/22	7,587,637	7,929,829
Series 2007-79, Cl. FA, 0.903%, 8/25/37[2]	737,445	738,850
Series 2008-14, Cl. BA, 4.25%, 3/25/23	674,431	693,296
Series 2008-15, Cl. JN, 4.50%, 2/25/23	3,525,790	3,655,040
Series 2008-24, Cl. DY, 5.00%, 4/25/23	461,761	474,273
Series 2008-75, Cl. DB, 4.50%, 9/25/23	1,563,890	1,607,115
Series 2009-113, Cl. DB, 3.00%, 12/25/20	5,997,321	6,107,619

5          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2009-114, Cl. AC, 2.50%, 12/25/23	$227,296	$228,551
Series 2009-36, Cl. FA, 1.393%, 6/25/37[2]	4,480,082	4,573,383
Series 2009-37, Cl. HA, 4.00%, 4/25/19	4,169,540	4,257,707
Series 2009-70, Cl. NL, 3.00%, 8/25/19	3,581,101	3,638,782
Series 2009-70, Cl. NT, 4.00%, 8/25/19	603,032	617,307
Series 2009-70, Cl. TL, 4.00%, 8/25/19	2,442,526	2,489,837
Series 2010-43, Cl. KG, 3.00%, 1/25/21	701,382	716,915
Series 2010-99, Cl. DP, 3.00%, 8/25/39	6,482,506	6,656,321
Series 2011-104, Cl. MA, 2.50%, 10/25/26	605,692	615,942
Series 2011-122, Cl. EC, 1.50%, 1/25/20	3,633,360	3,650,094
Series 2011-15, Cl. DA, 4.00%, 3/25/41	1,622,112	1,719,486
Series 2011-3, Cl. EL, 3.00%, 5/25/20	9,142,507	9,308,785
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,283,656	2,517,621
Series 2011-38, Cl. AH, 2.75%, 5/25/20	260,834	264,706
Series 2011-44, Cl. EA, 3.00%, 6/25/24	595,674	609,356
Series 2011-45, Cl. NG, 3.00%, 3/25/25	479,944	492,694
Series 2011-45, Cl. TE, 3.00%, 3/25/25	865,618	885,995
Series 2011-58, Cl. AC, 2.50%, 6/25/24	2,285,469	2,320,344
Series 2011-6, Cl. BA, 2.75%, 6/25/20	1,079,254	1,092,228
Series 2011-69, Cl. EA, 3.00%, 11/25/29	981,003	989,750
Series 2011-82, Cl. AD, 4.00%, 8/25/26	2,053,425	2,111,551
Series 2011-88, Cl. AB, 2.50%, 9/25/26	554,139	561,583
Series 2011-90, Cl. AL, 3.50%, 9/25/23	1,856,207	1,931,422
Series 2012-20, Cl. FD, 0.853%, 3/25/42[2]	717,068	720,732
Series 2013-100, Cl. CA, 4.00%, 3/25/39	13,063,182	13,899,840
Series 2013-22, Cl. JA, 3.50%, 3/25/43	2,367,494	2,424,421
Series 2015-95, Cl. CD, 3.00%, 12/25/22	10,907,639	10,982,588

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 27.519%, 12/18/31[3]	339,165	65,922
Series 2001-68, Cl. SC, 19.973%, 11/25/31[3]	293,788	58,095
Series 2001-81, Cl. S, 26.116%, 1/25/32[3]	227,543	51,735
Series 2002-28, Cl. SA, 35.093%, 4/25/32[3]	221,562	47,150
Series 2002-38, Cl. SO, 44.945%, 4/25/32[3]	383,063	77,579
Series 2002-39, Cl. SD, 35.897%, 3/18/32[3]	411,040	95,050
Series 2002-48, Cl. S, 30.972%, 7/25/32[3]	356,243	78,837
Series 2002-52, Cl. SD, 33.604%, 9/25/32[3]	353,075	83,827
Series 2002-52, Cl. SL, 33.225%, 9/25/32[3]	231,361	49,655
Series 2002-53, Cl. SK, 35.49%, 4/25/32[3]	239,833	57,834
Series 2002-56, Cl. SN, 32.622%, 7/25/32[3]	483,838	105,449
Series 2002-60, Cl. SM, 29.613%, 8/25/32[3]	618,616	108,928
Series 2002-77, Cl. IS, 40.251%, 12/18/32[3]	548,300	125,075
Series 2002-77, Cl. SH, 35.785%, 12/18/32[3]	321,533	75,236
Series 2002-9, Cl. MS, 27.12%, 3/25/32[3]	358,791	80,829
Series 2003-33, Cl. IA, 2.069%, 5/25/33[3]	69,602	12,303
Series 2003-33, Cl. SP, 28.963%, 5/25/33[3]	789,397	170,278
Series 2003-38, Cl. SA, 0.00%, 3/25/23[3,4]	206,193	4,917

6          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2003-4, Cl. S, 30.405%, 2/25/33[3]	$444,408	$101,492
Series 2005-12, Cl. SC, 9.113%, 3/25/35[3]	219,884	39,697
Series 2005-14, Cl. SE, 37.912%, 3/25/35[3]	3,354,282	669,405
Series 2005-40, Cl. SA, 48.168%, 5/25/35[3]	1,352,721	292,088
Series 2005-52, Cl. JH, 3.146%, 5/25/35[3]	720,856	136,772
Series 2005-63, Cl. SA, 47.05%, 10/25/31[3]	1,146,180	229,550
Series 2005-63, Cl. X, 34.356%, 10/25/31[3]	13,568	384
Series 2008-55, Cl. SA, 5.135%, 7/25/38[3]	20,556	2,443
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	268,501	9,733
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	620,658	16,345
Series 2011-96, Cl. SA, 5.993%, 10/25/41[3]	486,666	99,397
Series 2012-134, Cl. SA, 8.342%, 12/25/42[3]	1,681,033	409,689
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	273,641	33,548
Series 2013-2, Cl. IA, 2.295%, 2/25/43[3]	1,257,618	242,592

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 7.46%, 10/15/29[3]	16,987,243	96,216
Series 2001-3, Cl. IO, 15.471%, 10/15/31[3]	7,837,823	50,287
Series 2002-2, Cl. IO, 16.164%, 1/15/32[3]	20,124,145	45,992
Series 2002-3, Cl. IO, 10.552%, 8/15/32[3]	20,263,202	129,042
Series 2003-1, Cl. IO, 0.00%, 11/15/32[3,4]	42,097,370	225,638

		519,844,592

GNMA/Guaranteed—3.1%

Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	47,013	53,655
7.00%, 1/15/28-9/15/29	336,481	377,306
7.50%, 6/15/28-8/15/28	362,162	374,823
8.00%, 9/15/28	10,328	10,370
8.50%, 8/15/17-12/15/17	22,716	23,000
9.50%, 9/15/17	498	505
10.50%, 12/15/17-1/15/21	11,258	11,338

Government National Mortgage Assn. II Pool:
3.50%, 7/1/46[6]	17,565,000	18,640,857
4.00%, 7/1/46[6]	8,405,000	8,984,813
7.00%, 1/20/30	35,538	42,743
11.00%, 10/20/19	9,115	9,170

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 3.826%, 10/16/29[3]	180,505	42,040
Series 2011-52, Cl. HS, 4.185%, 4/16/41[3]	4,119,254	802,386

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	1,492,404	1,606,115
Series 2009-66, Cl. CD, 2.50%, 8/16/39	73,570	74,675
Series 2010-55, Cl. QN, 3.00%, 10/20/37	2,685,340	2,709,163
Series 2014-167, Cl. WF, 0.889%, 7/20/44[2]	3,698,289	3,698,899

		37,461,858

Other Agency—0.7%

Federal Home Loan Bank, Series 00-1372, Cl. 1, 4.75%, 5/18/18	3,237,849	3,418,931

7          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Other Agency (Continued)

NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.795%, 12/7/20[2]	$4,400,029	$4,395,497

		7,814,428

Non-Agency—17.6%

Commercial—5.4%

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,2]	994,650	997,648
Series 2012-RR2, Cl. 6A3, 2.872%, 9/26/35[1,2]	1,650,447	1,644,803
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	3,060,908	3,032,647

CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	349,137	351,998

Citigroup Mortgage Loan Trust, Inc., Series 2014-8, Cl. 1A1, 0.738%, 7/20/36[1,2]	4,322,277	4,027,605

COMM Mortgage Trust:
Series 2012-CR5, Cl. E, 4.479%, 12/10/45[1,2]	1,590,000	1,444,753
Series 2013-CR7, Cl. D, 4.491%, 3/10/46[1,2]	2,025,000	1,855,947

CSMC, Series 2009-13R, Cl. 4A1, 2.746%, 9/26/36[1,2]	20,295	20,328

Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2015-M11, Cl. A2, 2.921%, 4/25/25[2]	6,950,000	7,365,666
Series 2015-M13, Cl. A2, 2.801%, 6/25/25[2]	4,000,000	4,208,105
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,361,919	1,393,550

FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,2]	805,000	765,587
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,2]	550,000	537,627
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	850,000	778,528
Series 2014-K36, Cl. C, 4.499%, 12/25/46[1,2]	3,250,000	3,212,467
Series 2014-K38, Cl. C, 4.79%, 6/25/47[1,2]	5,250,000	5,050,843
Series 2014-K714, Cl. C, 3.981%, 1/25/47[1,2]	2,500,000	2,460,284
Series 2014-K715, Cl. C, 4.268%, 2/25/46[1,2]	2,205,000	2,180,828

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.182%, 7/25/35[2]	1,096,372	1,079,743

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Cl. E, 5.365%, 5/15/45[1,2]	1,770,000	1,688,390

JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.746%, 9/26/36[1,2]	77,477	77,545

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 2.851%, 4/21/34[2]	768,890	782,291

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.812%, 11/15/45[1,2]	1,795,000	1,743,012
Series 2013-C11, Cl. D, 4.56%, 8/15/46[1,2]	1,700,000	1,402,850
Series 2013-C13, Cl. D, 5.055%, 11/15/46[1,2]	4,060,000	3,692,623

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.197%, 11/26/36[1,2]	3,926,540	3,960,004

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.668%, 6/26/46[1,2]	1,815,984	1,813,328

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.602%, 8/25/34[2]	979,538	979,548

Structured Agency Credit Risk Debt Nts.:
Series 2015-HQA1, Cl. M1, 1.703%, 3/25/28[2]	1,937,795	1,938,012
Series 2016-HQA1, Cl. M1, 2.203%, 9/25/28[2]	3,178,308	3,189,383

8          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

Commercial (Continued)

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.043%, 5/10/63[1,2]	$630,000	$606,591

		64,282,534

Multi-Family—11.6%

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K035, Cl. A1, 2.615%, 3/25/23	8,255,123	8,580,765
Series K040, Cl. A1, 2.768%, 4/25/24	14,181,209	15,073,168
Series K041, Cl. A1, 2.72%, 8/25/24	11,349,627	11,989,970
Series K042, Cl. A1, 2.267%, 6/25/24	5,845,752	6,059,992
Series K043, Cl. A1, 2.532%, 10/25/23	7,449,894	7,812,308
Series K043, Cl. A2, 3.062%, 12/25/24	430,000	466,178
Series K044, Cl. A1, 2.321%, 3/25/24	14,538,690	15,105,117
Series K045, Cl. A1, 2.493%, 11/25/24	11,606,758	12,165,943
Series K046, Cl. A1, 2.697%, 1/25/25	9,822,407	10,414,948
Series K047, Cl. A1, 2.827%, 12/25/24	11,779,060	12,564,745
Series K048, Cl. A1, 2.689%, 12/25/24	9,785,539	10,281,051
Series K049, Cl. A2, 3.01%, 7/25/25	5,000,000	5,398,187
Series K050, Cl. A2, 3.334%, 8/25/25[2]	10,600,000	11,725,749
Series K053, Cl. A1, 2.548%, 3/25/49	2,823,938	2,939,914
Series K054, Cl. A2, 2.745%, 1/25/26	6,620,000	6,989,373

		137,567,408

Residential—0.6%

Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 3.09%, 3/25/35[2]	1,896,196	1,905,338

Citigroup Mortgage Loan Trust, Inc., Series 2012-8, Cl. 1A1, 2.93%, 10/25/35[1,2]	2,933,395	2,927,636

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.757%, 12/25/34[2]	793,488	792,041

RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	105,321	85,501
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,508,269	1,250,613

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.535%, 10/25/33[2]	778,879	792,097

		7,753,226

Total Mortgage-Backed Obligations (Cost $758,445,465)		774,724,046

U.S. Government Obligations—37.3%

Federal Home Loan Bank Nts., 0.875%, 6/29/18	37,680,000	37,828,949

Federal Home Loan Mortgage Corp. Nts., 1.125%, 4/15/19	135,392,000	136,684,723

Federal National Mortgage Assn. Nts.:
0.875%, 3/28/18	19,527,000	19,599,699
1.25%, 5/6/21	60,000,000	60,274,080

United States Treasury Nts.:
1.375%, 3/31/20[7]	10,650,000	10,854,267
1.625%, 4/30/19	92,411,000	94,804,260
1.75%, 10/31/20[8]	39,215,000	40,550,741
2.25%, 11/30/17[8]	42,000,000	42,999,978

Total U.S. Government Obligations (Cost $439,059,091)		443,596,697

9          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Value

Total Investments, at Value (Cost $ 1,247,526,918)	106.6%	$1,268,733,905

Net Other Assets (Liabilities)	(6.6)	(78,597,997)

Net Assets	100.0%	$1,190,135,908

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,459,762 or 6.51% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,913,078 or 0.92% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $878,258 or 0.07% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 4 of the accompanying Notes.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,295,320. See Note 6 of the accompanying Notes.

Futures Contracts as of June 30, 2016
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	9/21/16	52	$8,961,875	$326,259
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/16	1,520	202,136,250	(2,848,255)
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/16	541	118,656,516	434,759
United States Treasury Nts., 5 yr.	CBT	Sell	9/30/16	69	8,429,320	(153,928)
United States Ultra Bonds	CBT	Buy	9/21/16	4	745,500	48,458

						$(2,192,707)

Glossary: Exchange Abbreviations
CBT	Chicago Board of Trade

10          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

11          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

12          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

13          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$50,413,162	$—	$50,413,162
Mortgage-Backed Obligations	—	774,724,046	—	774,724,046
U.S. Government Obligations	—	443,596,697	—	443,596,697

Total Investments, at Value	—	1,268,733,905	—	1,268,733,905
Other Financial Instruments:
Futures contracts	809,476	—	—	809,476

Total Assets	$809,476	$1,268,733,905	$—	$1,269,543,381

Liabilities Table
Other Financial Instruments:
Futures contracts	(3,002,183)	—	—	(3,002,183)

Total Liabilities	$(3,002,183)	$—	$—	$(3,002,183)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

14          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

4. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$217,491,298

Sold securities	71,273,713

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $42,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $63,189 of collateral to the counterparty for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

15          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

16          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Use of Derivatives (Continued)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $161,634,382 and $323,591,365 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the

17          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

18          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Use of Derivatives (Continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,247,536,439
Federal tax cost of other investments	(80,008,972)

Total federal tax cost	$1,167,527,467

Gross unrealized appreciation	$26,363,242
Gross unrealized depreciation	(7,358,483)

Net unrealized appreciation	$19,004,759

19          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	8/12/2016

By:	/s/ Brian S. Petersen

Brian S. Petersen

Principal Financial Officer

Date:	8/12/2016